EVENTS AFTER THE REPORTING PERIOD (Details) - CNY (¥) ¥ / shares in Units, ¥ in Billions	May 05, 2020	Mar. 26, 2020	Mar. 20, 2020	Mar. 13, 2020	Feb. 21, 2020	Feb. 20, 2020	Feb. 13, 2020	Jan. 15, 2020	Jan. 13, 2020
Short-term bonds | Issuance of short-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value				¥ 1.8	¥ 1.0	¥ 1.0	¥ 1.0	¥ 2.0	¥ 1.5
Par value (RMB per unit)				¥ 100.00	¥ 100.00	¥ 100.00	¥ 100.00	¥ 100.00	¥ 100.00
Interest rate (as a percent)				2.20%	2.20%	2.50%	2.10%	2.20%	2.10%
2025 corporate 3.30% bond | Issuance of corporate bonds
EVENTS AFTER THE REPORTING PERIOD
Face value	¥ 0.5
Par value (RMB per unit)	¥ 100.00
Interest rate (as a percent)	3.30%
2023 corporate 3.05% bond | Issuance of corporate bonds
EVENTS AFTER THE REPORTING PERIOD
Face value			¥ 1.0
Par value (RMB per unit)			¥ 100.00
Interest rate (as a percent)			3.05%
2023 medium-term 2.93% note | Issuance of medium term notes
EVENTS AFTER THE REPORTING PERIOD
Face value		¥ 0.9
Par value (RMB per unit)		¥ 100.00
Interest rate (as a percent)		2.93%